Other Equity Instruments - Summary of Other Equity Instruments (Detail) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Junior Perpetual Capital Securities [member]
Disclosure of other equity instruments [line items]
Decrease In Other Equity Instruments Through Tender Offers	€ 217
Perpetual Cumulative Subordinated Bonds [member]
Disclosure of other equity instruments [line items]
Decrease In Other Equity Instruments Through Tender Offers	157
Junior Perpetual Capital Securities and Perpetual Cumulative Subordinated Bonds [Member]
Disclosure of other equity instruments [line items]
Other Equity Instruments Outstanding Amount	€ 1,003	€ 1,377